Commitments and Contingencies - Additional Information - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (148,986)	$ (57,747)	$ (529,072)
Net operating cash flow	383,306	182,135	544,264
Working capital deficit	20,700
Current portion of long-term debt	523,312	242,137
Carrying amount of long-term debt	2,867,120	3,363,127
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Carrying amount of long-term debt	36,712	508,577
Revolving Credit Facilities
Debt Instrument [Line Items]
Carrying amount of long-term debt	50,000
Teekay LNG
Debt Instrument [Line Items]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	164,604	$ 76,875	$ (1,089)
Teekay LNG | Equity Method Investments [Member]
Debt Instrument [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 1,400,000